Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended
	May 13, 2026	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2026	Apr. 30, 2026	Dec. 31, 2025
Subsequent Event [Line Items]
Treasury stock, shares, acquired (in shares)		11,544,855	1,438,278
Treasury stock, value, acquired, cost method		$ 219.4	$ 22.1
Average price (in dollars per share)		$ 19.00	$ 15.37
Principal		$ 855.0				$ 855.0
Forecast
Subsequent Event [Line Items]
Unamortized discount and debt issuance costs				$ 1.7
Subsequent Event
Subsequent Event [Line Items]
Treasury stock, shares, acquired (in shares)	705,752
Treasury stock, value, acquired, cost method	$ 14.4
Average price (in dollars per share)	$ 20.44
Subsequent Event | Junior Subordinated Debt
Subsequent Event [Line Items]
Principal					$ 125.0